Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 1,860,320	$ 306,940	$ 4,603,829	$ 1,709,669
Cost of revenues	1,190,330	76,795	1,611,730	278,062
Gross profit	669,990	230,145	2,992,099	1,431,607
Operating expenses	3,861,997	2,022,679	13,258,106	8,968,408
Loss from operations	(3,192,007)	(1,792,534)	(10,266,007)	(7,536,801)
Other income (expense):
Other income		5,564	2,991	10,000
Change in fair value of warrant liabilities	29,337
Gain from forgiveness of debt			196,889
Interest expense	(322,227)	(392,787)	(2,102,193)	(934,683)
Other expense				(414,116)
Other expense	(292,890)	(387,223)	(1,902,313)	(1,338,799)
Loss before provision for income taxes	(3,484,897)	(2,179,757)	(12,168,320)	(8,875,600)
Provision for (benefit from) income taxes		125	1,075	3,304
Net loss	$ (3,484,897)	$ (2,179,882)	$ (12,169,395)	$ (8,878,904)
Loss per share - basic and diluted	$ (1.10)	$ (3.58)	$ (9.06)	$ (37.68)
Weighted average shares outstanding - basic and diluted	3,154,004	608,797	1,343,219	235,649
Product Sales [Member]
Revenues
Total revenues	$ 1,310,396	$ 243,695	$ 4,156,281	$ 1,708,419
Service Revenue [Member]
Revenues
Total revenues	$ 549,924	$ 63,245	$ 447,548	$ 1,250